Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2015
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling and Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Tooling and Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years